Other expenses	12 Months Ended
Mar. 31, 2022
Disclosure Of Detailed Information About Other Expenses [Abstract]
Other expenses
36.
Other expenses

	For the year ended March 31,
	2020	2021	2022	2022
	(INR)	(INR)	(INR)	(USD)
Legal and professional fees	737	853	1,740	23
Corporate social responsibility	73	82	106	1
Travelling and conveyance	163	148	233	3
Lease rent relating to short term leases	24	22	10	0
Director's commission	9	15	35	0
Printing and stationery	2	3	3	0
Rates and taxes	191	235	385	5
Insurance	201	527	1,027	14
Operation and maintenance	3,488	3,935	4,929	65
Repair and maintenance	65	104	110	1
Loss on sale/damage of property plant and equipment	104	205	1	0
Bidding expenses	26	12	40	1
Advertising and sales promotion	22	30	48	1
Impairment of capital work in progress	—	39	129	2
Security charges	195	241	274	4
Communication costs	31	36	68	1
Impairment loss on assets of disposal group held for sale (refer Note 39)	—	408	—	—
Impairment of inventory	—	—	75	1
Impairment allowances for financial assets	82	416	411	5
Miscellaneous expenses	252	271	301	4
Total	5,665	7,582	9,925	131